Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions
6.	Related party transactions

Related parties are natural persons or companies that can be influenced by the reporting entity, that can exert an influence on the reporting entity or that are under the influence of another related party of the reporting entity. Transactions between related parties mainly include loans, leases, and management services. All business transactions, receivables and liabilities with related parties existing at the reporting date result from ordinary business activities and are conducted at arm’s length.

Note 1 provides information about ADSE’s structure, including details of the shareholders, subsidiaries, and entities with significant influence on ADSE.

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

kEUR	2023
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	2,651	-	-	122	-2,784
Transactions with affiliated companies*	2,644	-9,616	-	-4,688	-63
Transactions with associated companies*	7,707	-94	-	-122	-
Total	13,003	-9,710	-	-4,932	-983

*)	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Lucerne Capital Master Fund, and other shareholders. Transactions with affiliates include transaction with subsidiaries of the shareholders. Transactions with associated companies include sales to Polar EV Charge & Storage AB.

kEUR	2022
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	76	-151	15	-80	-2
Transactions with affiliated companies*	262	-4,603	35	-6,027	-59
Transactions with associated companies*	153	-85	-	-98	-
Total	491	-4,839	50	-6,205	-61

*)	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the share-holders.

In the financial year 2021 ADSE acquired several items of property, plant, and equipment from ads-tec Dresden GmbH for a purchase price of kEUR 774. As of December 31, 2021, these items are presented within property, plant, and equipment in the statement of financial position.

kEUR	2021
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	1,601	-26	-	-457	-1,995
Transactions with affiliated companies*	2,253	-2,073	21	-5,402	-
Transactions with associated companies	-	-81	-	-47	-
Total	3,854	-2,180	21	-5,906	-1,995

*)	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the share-holders.

Other expenses

Other expenses mainly include the administration fees of kEUR 2,741 (2022: 3,412, 2021: kEUR 2,963) paid to ads-tec Administration GmbH, management fees of kEUR 0 (2022: kEUR 0, 2021: kEUR 450) paid to ADSH and development costs of kEUR 246 (2022: kEUR 1,095, 2021: kEUR 1,479) paid to ads-tec Engineering GmbH.

Interest expenses

Interest expenses mainly include the interest expense of kEUR 2,784 referring to the shareholder loan granted in the financial year 2023. This amount represents the effective interest on the shareholder loan considering warrants and transaction cost. In the financial year 2021, interest expense in the amount of kEUR 338 refers to the shareholder loan granted by ADSH and kEUR 1,625 to the shareholder loan granted by the other shareholder.

The table below provides an overview of significant account balances and transactions from such relationships.

Receivables and liabilities to shareholders and affiliated companies

Receivables from affiliated companies mainly include prepayments to ads-tec Industrial IT GmbH in the amount of kEUR 2,022 (December 31, 2022: kEUR 0).

Liabilities to shareholders mainly include shareholder loans granted in the financial year 2023 in the amount of kEUR 13,908 (December 31, 2022: kEUR 0). Please refer to 4.2.9 Warrant liabilities regarding warrants issued together with the shareholder loans.

Liabilities to affiliated companies mainly comprise a liability to ads-tec Industrial IT GmbH in the amount of kEUR 1,428 (December 31, 2022: kEUR 1,167), a liability to ads-tec Administration GmbH in the amount of kEUR 445 (December 31, 2022: kEUR 476) and a liability to ads-tec Dresden GmbH in the amount of kEUR 35 (2022: kEUR 28).

kEUR	Dec. 31, 2023		Dec. 31, 2022
	Receivables	Payables	Receivables	Payables
Transactions with shareholders*	96	13,993	96	216
Transactions with affiliated companies*	2,039	1,974	212	2,144
Transactions with associated companies	762	45	-	12
Total	2,897	16,012	308	2,372

*)	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Lucerne Capital Master Fund, and other shareholders. Transactions with affiliates include transaction with subsidiaries of the shareholders.

Key management personnel compensation

As of December 31, 2023, key management is represented by the following people:

Key management personnel	Role
Joseph Brancato	Director
Thomas Speidel	Chief Executive Officer and Director
Kurt Lauk, PhD	Director (Chairman)
Sonja Harms, PhD	Director
Wolfgang Breme	Chief Financial Officer
Michael Rudloff	Chief Operating Officer
Sebastian Schypulla	Chief Purchase and Logistics Officer
Hakan Konyar	Chief Production Officer
Thorsten Ochs (until March 2023)	Chief Technology Officer
Robert Vogt (until June 2023)	Chief Accounting Officer
John Neville (until April 2023)	Chief Sales Officer
Salina Love (until September 2023)	Director
Bazmi Husain (until September 2023)	Director
K.R. Kent (until September 2023)	Director

Key management personnel compensation comprised the following:

kEUR	2023	2022	2021
Short-term employee benefits	2,001	2,532	1,196
Share-based payments	1,509	2,228	10
Total	3,510	4,760	1,206

Key management personnel compensation for the financial year 2021 solely includes short-term employee benefits for four members of the key management as the rest of the key management was first appointed on December 23, 2021, and did not receive any short-term employee benefits.

Short term employee benefits include salary, company cars, training, and other benefits. Share-based payments include expenses for restricted stock units and non-qualified stock options (see note 4.3).